POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2023
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS

31.POST BALANCE SHEET EVENTS

In January 2024, the Company issued 38,064,000 new ordinary shares at a price per share of £0.205 to certain institutional investors for gross proceeds of $9.9 million.

In March 2024, the Group sold its Mirabel Facility for proceeds of $6.1 million. See note 15 for additional details.